Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	JG
Entity Registrant Name	Aurora Mobile Ltd
Entity Central Index Key	0001737339
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Class A Common Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	59,547,823
Class B Common Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	17,000,189